Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 10,414	$ 9,412	$ 7,101
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of premises, equipment and software	745	799	865
Deferred income taxes	66	93	(167)
Provision for loan losses	1,140	1,316	1,145
Gain on sale of loans, net	(462)	(307)	(296)
Gain on sale of other real estate		(10)
Security amortization, net of accretion	478	480	556
Secondary market loan sale proceeds	19,671	10,749	10,790
Originations of secondary market loans held-for-sale	(19,820)	(10,356)	(10,793)
Earnings on bank-owned life insurance	(446)	(336)	(357)
Effects of changes in operating assets and liabilities:
Net deferred loan (fees) costs	46	(22)	(57)
Accrued interest receivable	(60)	(36)	(135)
Accrued interest payable	39	(2)	14
Other assets and liabilities	87	508	289
Net cash provided by operating activities	11,898	12,288	8,955
Securities:
Proceeds from repayments, available-for-sale	20,597	15,713	19,019
Proceeds from repayments, held-to-maturity	6,861	7,137	2,885
Purchases, available-for-sale	(45,858)	(5,007)	(13,028)
Purchases, held-to-maturity		(2,029)	(4,700)
Purchase of bank-owned life insurance	(4,894)
Loan originations, net of repayments	(2,734)	(33,253)	(42,156)
Proceeds from sale of other real estate		30
Property, equipment, and software acquisitions	(2,786)	(1,337)	(1,325)
Net cash used in investing activities	(28,814)	(18,746)	(39,305)
CASH FLOWS FROM FINANCING ACTIVITIES
Net change in deposits	77,048	23,239	42,474
Net change in short-term borrowings	1,474	(2,065)	(9,262)
Proceeds from other borrowings			10,000
Repayment of other borrowings	(2,195)	(2,884)	(10,976)
Cash dividends paid	(2,962)	(2,688)	(2,304)
Issuance of treasury stock	4
Net cash provided by financing activities	73,369	15,602	29,932
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	56,453	9,144	(418)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	45,564	36,420	36,838
CASH AND CASH EQUIVALENTS AT END OF YEAR	102,017	45,564	36,420
Cash paid during the year for:
Interest	4,023	2,888	1,973
Income taxes	2,725	2,375	3,320
Noncash investing activities:
Transfer of loans to other real estate owned		$ 119
Purchase of bank-owned life insurance			$ 2,500
Lease adoption:
Right of use lease asset	477
Lease liability	$ 469